Investments accounted for using the equity method - Disclosure of investments accounted for using the equity method (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Joint ventures	€ 6,013	€ 4,561
Associates	2,006	195
Other	51	78
Total Investments accounted for using the equity method	€ 8,070	€ 4,834